Share-based Compensation - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares Granted		23,809,190
Share-based compensation expenses		¥ 94,958	¥ 967	¥ 811
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Granted			316,360	5,900,000
Share based awards granted, vesting period			1 year
Stock options granted, weighted average grant date fair value			¥ 1.22	¥ 0.65
Intrinsic value of stock options exercised			¥ 0	¥ 886
Share options outstanding			11,096,360	12,860,000	9,540,000
Share-based Payment Arrangement, Option [Member] | Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options outstanding		19,463,440
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards granted, vesting period		4 years
Restricted Shares Granted		23,809,190
Share-based compensation expenses		¥ 27,102
Unrecognized Share Based Compensation		¥ 72,923
Weighted Average Grant-Date Fair Value, Non-vested		¥ 4.20
Restricted Stock [Member] | MR Cunjun Ma [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares Granted	14,229,183
Share-based compensation expenses	¥ 59,778
Weighted Average Grant-Date Fair Value, Non-vested	¥ 4.20